Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Cash and Cash Equivalents

Cash and cash equivalents as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Cash and deposits	¥1,691,645	¥1,815,920
Cash equivalents	564,843	678,201

Total	¥2,256,488	¥2,494,121